Note 4 - Equity - Schedule of Equity-Based Stock Warrants (Details) - USD ($)		3 Months Ended		12 Months Ended
		Jun. 30, 2025		Mar. 31, 2025		Mar. 31, 2024	Apr. 01, 2024
Outstanding, warrants (in shares)		1,934,874		287,231
Outstanding, warrants, weighted average exercise price (in dollars per share)		$ 5.89		$ 1.64
Outstanding, warrants, weighted average remaining contractual term (Year)				4 years 1 month 2 days		4 years 9 months 18 days
Outstanding, warrants, aggregate intrinsic value	[1]			$ 532,060			$ 17,072,147
Granted, warrants (in shares)		0		2,542,677
Granted, warrants, weighted average exercise price (in dollars per share)		$ 0		$ 4.31
Exercised, warrants (in shares)		(222,132)		(892,432)	[2]
Exercised, warrants, weighted average exercise price (in dollars per share)		$ 0.001		$ 0.04	[2]
Forfeited/Cancelled, warrants (in shares)		(130)		(2,602)
Forfeited/Cancelled, warrants, weighted average exercise price (in dollars per share)		$ 0.001		$ 0.2
Expired, warrants (in shares)		0		0
Expired, warrants, weighted average exercise price (in dollars per share)		$ 0		$ 0
Outstanding, warrants (in shares)		1,712,612	[3]	1,934,874		287,231
Outstanding, warrants, weighted average exercise price (in dollars per share)		$ 6.6498	[3]	$ 5.89		$ 1.64
Exercisable, warrants (in shares)		1,712,612		1,842,889
Exercisable, warrants, weighted average exercise price (in dollars per share)		$ 6.6498		$ 5.67
Exercisable, warrants, weighted average remaining contractual term ( (Year)				4 years 21 days
Exercisable, warrants, aggregate intrinsic value	[1]			$ 532,060

[1]	Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money stock.
[2]	197,098 exercised shares utilized the “cashless exercise” option and 695,334 exercised shares were paid in cash.
[3]	Amount includes 87,531 common warrants; 91,985 Representative's Warrants and 1,533,096 Series A Warrants.